Stockholders' Equity - Additional Information (Detail)												1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 19, 2020 USD ($) $ / shares shares	Jun. 23, 2020 USD ($) $ / shares shares	Jun. 18, 2020 USD ($) $ / shares shares	Jun. 10, 2020	Apr. 03, 2020 USD ($) $ / shares shares	Dec. 19, 2019 USD ($) $ / shares shares	Nov. 22, 2019 USD ($) $ / shares shares	Nov. 12, 2019 USD ($) $ / shares shares	Aug. 27, 2019 USD ($) $ / shares shares	Dec. 19, 2017 $ / shares shares	Oct. 27, 2017 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($)	Aug. 27, 2019 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) Appraisal shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2020 USD ($) Vote $ / shares shares	Sep. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2020 $ / shares shares	Jun. 30, 2019 shares	Mar. 31, 2019 shares	Jan. 01, 2019 USD ($)	Dec. 31, 2017 shares
Class of Stock [Line Items]
Common stock authorized to issue																	350,000,000			350,000,000		300,000,000	250,000,000
Number of vote per share of common stock held | Vote																				1		1
Repurchase of shares																	3,474,572			3,474,572		3,474,572	3,474,572
Stock value repurchased during period | $																	$ 18,771,000			$ 18,771,000		$ 18,771,000	$ 18,771,000
Stock-based compensation expense | $													$ 900,000				3,374,000		$ 631,000	8,455,000	$ 1,783,000	2,375,000	3,503,000
Stock split				0.162
Accumulated deficit | $																	$ 465,746,000			465,746,000		348,478,000	$ 142,469,000				$ 118,803,000
Amount received in exchange for issuance of shares of preferred stock | $																				$ 21,307,000	24,967,000	$ 79,039,000
Preferred stock, shares authorized																	10,000,000			10,000,000		130,155,000	21,700,737
Number of vote | Vote																						1
Minimum price of closing sale of shares common stock | $ / shares																						$ 13.90
Gross cash proceeds | $																						$ 50.0
Maximum common stock public price issue under initial public offering | $ / shares																						$ 15.986
Maximum common stock public price issue multiple value under initial public offering																						0.865
Proceeds from issuance of common stock, net | $																				$ 90,344,000	$ 530,000	$ 551,000	$ 459,000
Deferred offering costs | $																						$ 1,100,000
Common Stock
Class of Stock [Line Items]
Repurchase of shares										600,000					600,000
Stock value repurchased during period | $															$ 11,300,000
Aggregate price per share | $ / shares										$ 21.81					$ 19.65
Aggregate price | $															$ 12,500,000
Stock-based compensation expense | $															$ 1,200,000
Shares outstanding																	50,450,849	50,022,606	8,447,926	50,450,849	8,447,926	8,451,415	8,112,581	8,508,144	8,397,066	8,381,130		7,939,129
Number of shares issued on conversion/exchange			33,443,562															1,250,000
Number of shares issued to an adjustment in the conversion rate			2,045,522
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued					4,444,444							5,066,666					0			0		101,867,405	14,164,306
Shares issued, price per share | $ / shares					$ 2.25
Consideration paid | $																						$ 102,000	$ 14,000
Amount received in exchange for issuance of shares of preferred stock | $					$ 10,000,000							$ 11,400,000
Shares issued, price per share | $ / shares												$ 2.25
Preferred stock, shares authorized																	0			0		126,035,000	15,580,737
Preferred stock, shares outstanding																	0			0		101,867,405	14,164,306
Liquidation preference, per share | $ / shares																						$ 2.25000	$ 3.53000
Shares outstanding																						40,000,000
Percentage of voting rights																						10.00%
Original issue price | $ / shares																						$ 2.25
Initial conversion price | $ / shares																						$ 13.90
Percentage of preferred stock convertible to common stock																						75.00%
Series A-1 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized								0															2,000,000
Preferred stock, shares outstanding								0
Liquidation preference, per share | $ / shares																						$ 9.00000	$ 9.00000
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued																	0			0		4,120,000
Consideration paid | $																						$ 4,000
Preferred stock, shares authorized																	0			0		4,120,000	4,120,000
Preferred stock, shares outstanding																	0			0		4,120,000
Liquidation preference, per share | $ / shares																						$ 0.48543	$ 0.48543
Shares outstanding																						2,500,000
Original issue price | $ / shares																						$ 0.48543
Initial conversion price | $ / shares																						$ 0.15
Percentage of preferred stock convertible to common stock																						75.00%
Minimum | Series B Preferred Stock
Class of Stock [Line Items]
Redemption price per share | $ / shares																						$ 16.68
August 2019 Financing
Class of Stock [Line Items]
Preferred stock dividends, shares																				4,017,512		4,017,512
Increase in accumulated deficit | $																						$ 13,100,000
August 2019 Financing | Series B Preferred Stock Purchase Warrant
Class of Stock [Line Items]
Preferred stock, shares issued									9,090,910					9,090,910
Shares issued, price per share | $ / shares									$ 2.75		$ 2.75			$ 2.75
Consideration paid | $									$ 25,000,000		$ 25,000,000			$ 25,000,000
Amended underlying preferred stock purchase warrant									1,416,431		1,818,182
August 2019 Financing | Series B Preferred Stock
Class of Stock [Line Items]
Stock split																				1.28		1.28
Stock split, description																				1.28-for-1		1.28-for-1
August 2019 Financing | Minimum
Class of Stock [Line Items]
Convertible conversion and exercise price | $ / shares																				$ 2.75		$ 2.75
August 2019 Financing | Maximum
Class of Stock [Line Items]
Convertible conversion and exercise price | $ / shares																				$ 3.53		$ 3.53
Exchange Agreement
Class of Stock [Line Items]
Exchange ratio of shares									3.20%					3.20%
Accumulated deficit | $																						$ 27,600,000
Exchange Agreement | Common Stock
Class of Stock [Line Items]
Number of shares issued on conversion/exchange									4,810,651					4,810,651
Exchange Agreement | Series B Preferred Stock
Class of Stock [Line Items]
Number of shares issued on conversion/exchange									35,664,240					35,664,240
Exchange Agreement | Series A-1 Preferred Stock
Class of Stock [Line Items]
Shares outstanding									1,500,000					1,500,000
Exchange ratio of shares									1.20%					1.20%
November Series B Preferred Stock Purchase Agreement
Class of Stock [Line Items]
Increase in accumulated deficit | $																						$ 36,400,000
November Series B Preferred Stock Purchase Agreement | Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued								11,111,111
Amount received in exchange for issuance of shares of preferred stock | $								$ 25,000,000
Shares issued, price per share | $ / shares								$ 2.25
Additional shares of preferred stock issued								13,985,993
November Series B Preferred Stock Purchase Agreement | Series B Preferred Stock Purchase Warrant Issued and Outstanding | Series B Preferred Stock
Class of Stock [Line Items]
Stock split								1.22
Stock split, description																				1.22-for-1 stock split
Conversion price and exercise price of preferred stock and preferred stock purchase warrants | $ / shares								$ 2.75
Reduction in conversion price and exercise price of preferred stock and preferred stock purchase warrants | $ / shares								$ 2.25
Adjusted preferred stock purchase warrant to purchase shares of preferred stock								2,222,222
Additional Equity Financing | Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued	11,111,111					11,111,111	2,722,222
Amount received in exchange for issuance of shares of preferred stock | $	$ 25,000,000					$ 25,000,000	$ 6,100,000
Shares issued, price per share | $ / shares	$ 2.25					$ 2.25	$ 2.25
Credit Agreement Amendment | Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued																								967,130
Shares issued, price per share | $ / shares																								$ 2.25
Repurchase Program
Class of Stock [Line Items]
Percentage of equity interest repurchased by certain employee																25.00%
Repurchase of shares																800,000
Stock value repurchased during period | $																$ 6,000,000
Repurchase Program | Minimum
Class of Stock [Line Items]
Reasonable period of time to hold the shares under the program																6 months
Number of common stock appraisal valuations covered | Appraisal																2
IPO | Common Stock
Class of Stock [Line Items]
Common stock issued and sold		6,666,667	6,666,667
Shares issued, price per share | $ / shares		$ 15.00	$ 15.00
Proceeds from issuance of common stock, net | $		$ 88,700,000	$ 88,700,000
Underwriting discounts and commissions | $			7,000,000
Other offering expenses | $			$ 4,300,000
IPO | Series B Preferred Stock Purchase Warrant | Common Stock
Class of Stock [Line Items]
Adjusted preferred stock purchase warrant to purchase shares of preferred stock			400,160